Summary of Significant Accounting Policies - Leasing Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Leasing equipment		$ 8,639,136	$ 8,768,917
Property available for operating lease, net		348,900	727,600
Forecast
Property, Plant and Equipment [Line Items]
Interest expense, equipment lease, increase (decrease)	$ 80,000
Dry container
Property, Plant and Equipment [Line Items]
Leasing equipment		7,007,107	6,926,220
Refrigerated container
Property, Plant and Equipment [Line Items]
Leasing equipment		1,011,372	1,182,683
Special container
Property, Plant and Equipment [Line Items]
Leasing equipment		298,603	316,062
Tank container
Property, Plant and Equipment [Line Items]
Leasing equipment		118,572	122,241
Chassis
Property, Plant and Equipment [Line Items]
Leasing equipment		$ 203,482	$ 221,711